Employee benefits (Tables)	6 Months Ended
Jun. 30, 2025
Employee Benefits [Abstract]
Schedule of Net Employee Benefit Obligations
The total net employee benefit obligations as at June 30, 2025 is as follows:

€m
Balance as of January 1, 2025	152.1
Current service cost	1.3
Net interest expense	2.4
Benefits paid	(3.1)
Actuarial gain on pension scheme valuations	(4.1)
Contributions by employer	(0.2)
Other movements	(0.6)
Foreign exchange differences on translation	1.4
Balance as of June 30, 2025	149.2